Securities Sold under Agreements to Repurchase (Tables)	12 Months Ended
Dec. 31, 2020
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Summary of Securities Sold under Agreements to Repurchase

	As at 31 December 2020	As at 31 December 2019
	RMB million	RMB million
Interbank market	97,974	63,631
Stock exchange market	24,275	54,457

Total	122,249	118,088

Maturing:
Within 30 days	122,101	117,928
More than 30 days within 90 days	140	—
After 90 days	8	160

Total	122,249	118,088